Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Central Index Key	0000769220
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Nov. 28, 2017
Delaware Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DEDAX
Delaware Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DEDCX
Delaware Emerging Markets Debt Fund | Class R
Risk/Return:
Trading Symbol	DEDRX
Delaware Emerging Markets Debt Fund | Institutional Class
Risk/Return:
Trading Symbol	DEDIX